Cover	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	EXCELLON RESOURCES INC
Entity Central Index Key	0001263011
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2020